Schedule -Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule -Valuation and Qualifying Accounts

Schedule II—Valuation and Qualifying Accounts

TRANSUNION HOLDING COMPANY, INC.

(in millions)	Balance at Acquisition Date	Charged to Costs and Expenses	Charged to Other Accounts	Deductions(1)	Balance at End of Year
Allowance for doubtful accounts:
Year ended December 31,
2012	$—	$(1.9)	$3.7	$(0.1)	$1.7

Allowance for deferred tax assets(2):
Year ended December 31,
2012	$—	$5.0	$24.8	$(2.6)	$27.2

(1)	For the allowance for doubtful accounts, includes write-offs of uncollectable accounts.

Schedule II—Valuation and Qualifying Accounts

TRANSUNION CORP.

(in millions)	Balance at Beginning of Year	Charged to Costs and Expenses	Charged to Other Accounts	Deductions(1)	Balance at End of Year
Allowance for doubtful accounts(2):
Year ended December 31,
2012	$1.2	$1.3	$—	$(0.8)	$1.7
2011	1.7	1.9	(0.3)	(2.1)	1.2
2010	2.5	1.5	—	(2.3)	1.7

Allowance for deferred tax assets(2):
Year ended December 31,
2012	$16.9	$15.6	$7.4	$(12.7)	$27.2
2011	12.8	4.6	0.2	(0.7)	16.9
2010	3.0	9.9	—	(0.1)	3.0

(1)	For the allowance for doubtful accounts, includes write-offs of uncollectable accounts.
(2)	Excludes discontinued operations.